UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Equity Dividend Fund

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 5.6%	General Dynamics Corp.	1,066,200	$66,850,740
	Northrop Grumman Corp.	1,142,800	57,288,564
	Raytheon Co.	2,120,000	95,993,600
	Rockwell Collins, Inc.	308,000	15,517,040
	United Technologies Corp.	1,488,000	91,437,600

			327,087,544

Beverages - 2.5%	The Coca-Cola Co.	1,450,900	77,347,479
	Diageo Plc	4,167,900	67,887,011

			145,234,490

Capital Markets - 0.0%	The Bank of New York Mellon Corp.	79,368	2,115,951

Chemicals - 3.0%	Air Products & Chemicals, Inc.	330,900	25,522,317
	The Dow Chemical Co.	643,100	15,099,988
	E.I. du Pont de Nemours & Co.	2,497,300	79,464,086
	Olin Corp.	1,535,400	23,445,558
	Praxair, Inc.	388,700	30,878,328

			174,410,277

Commercial Banks - 5.9%	The Bank of Nova Scotia	1,805,700	75,512,153
	National Bank of Canada	1,509,600	78,671,359
	Royal Bank of Canada	550,100	27,859,600
	The Toronto-Dominion Bank	712,500	40,614,574
	U.S. Bancorp	2,261,100	52,502,742
	Wells Fargo & Co.	2,447,400	67,352,448

			342,512,876

Computers & Peripherals - 2.8%	Hewlett-Packard Co.	1,493,300	70,872,018
	International Business Machines Corp.	766,900	92,495,809

			163,367,827

Containers & Packaging - 0.4%	Packaging Corp. of America	863,900	15,792,092
	Temple-Inland, Inc.	524,200	8,098,890

			23,890,982

Diversified Financial Services - 3.8%	Bank of America Corp.	1,575,000	22,963,500
	JPMorgan Chase & Co.	4,759,050	198,785,519

			221,749,019

Diversified Telecommunication Services - 3.8%	AT&T Inc.	2,970,903	76,263,080
	BCE, Inc.	781,373	18,737,324
	CenturyTel, Inc.	694,800	22,553,208
	Verizon Communications, Inc.	2,846,821	84,237,433
	Windstream Corp.	1,948,042	18,779,125

			220,570,170

Electric Utilities - 3.9%	American Electric Power Co., Inc.	921,800	27,856,796
	Duke Energy Corp.	1,769,520	27,993,806
	Exelon Corp.	610,200	28,654,992
	FPL Group, Inc.	816,800	40,104,880
	FirstEnergy Corp.	443,000	19,173,040
	ITC Holdings Corp.	247,900	11,011,718
	Northeast Utilities Inc.	457,800	10,552,290

BlackRock Equity Dividend Fund

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PPL Corp.	803,900	$23,666,816
	The Southern Co.	1,176,400	36,691,916

			225,706,254

Electrical Equipment - 0.3%	Rockwell Automation, Inc.	350,600	14,357,070

Energy Equipment & Services - 2.2%	Diamond Offshore Drilling, Inc.	675,000	64,293,750
	Halliburton Co.	1,337,700	39,074,217
	Schlumberger Ltd.	414,400	25,775,680

			129,143,647

Food & Staples Retailing - 1.1%	Wal-Mart Stores, Inc.	1,231,200	61,166,016

Food Products - 4.1%	General Mills, Inc.	758,900	50,026,688
	H.J. Heinz Co.	1,049,000	42,211,760
	Kraft Foods, Inc.	1,700,503	46,797,843
	Unilever NV - ADR	3,204,400	98,983,916

			238,020,207

Gas Utilities - 1.0%	AGL Resources, Inc.	267,500	9,351,800
	EQT Corp	1,180,000	49,394,800

			58,746,600

Hotels, Restaurants & Leisure - 1.5%	McDonald’s Corp.	1,442,150	84,524,412
	Tim Hortons, Inc.	140,100	3,988,647

			88,513,059

Household Products - 3.8%	Clorox Co.	1,186,900	70,300,087
	Kimberly-Clark Corp.	954,700	58,389,452
	The Procter & Gamble Co.	1,639,900	95,114,200

			223,803,739

Industrial Conglomerates - 2.3%	3M Co.	823,900	60,614,323
	General Electric Co.	5,130,103	73,155,269

			133,769,592

Insurance - 2.7%	Chubb Corp.	1,271,200	61,678,624
	The Travelers Cos., Inc.	1,967,394	97,956,547

			159,635,171

Machinery - 2.9%	Caterpillar, Inc. (a)	1,635,100	90,028,606
	Deere & Co. (b)	1,670,100	76,073,055

			166,101,661

Media - 0.1%	The McGraw-Hill Cos., Inc.	196,500	5,655,270

Metals & Mining - 5.9%	Aluminum Corp. of China Ltd. - ADR (b)	471,720	12,830,784
	BHP Billiton Ltd.	4,665,200	153,002,855
	Barrick Gold Corp.	954,300	34,360,268
	BlueScope Steel Ltd.	12,094,900	32,053,317
	Nucor Corp.	908,200	36,191,770
	Rio Tinto Ltd.	835,729	46,325,082
	Southern Copper Corp.	873,900	27,527,850

			342,291,926

Multi-Utilities - 2.8%	Consolidated Edison, Inc.	358,900	14,600,052
	Dominion Resources, Inc.	1,403,500	47,845,315
	PG&E Corp.	394,300	16,122,927
	Public Service Enterprise Group, Inc.	1,465,600	43,674,880
	Sempra Energy	547,700	28,179,165

BlackRock Equity Dividend Fund

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Wisconsin Energy Corp.	300,300	$13,114,101

			163,536,440

Oil, Gas & Consumable Fuels - 14.5%	BP Plc - ADR	1,101,547	62,369,591
	Cameco Corp.	881,300	24,564,491
	Chevron Corp. (a)	2,266,638	173,488,472
	ConocoPhillips	1,152,298	57,822,314
	Consol Energy, Inc.	440,100	18,840,681
	Enbridge Inc.	1,481,300	57,620,181
	Exxon Mobil Corp.	2,122,906	152,148,673
	Marathon Oil Corp.	1,725,000	55,148,250
	Murphy Oil Corp.	187,700	11,475,978
	Occidental Petroleum Corp.	624,900	47,417,412
	Peabody Energy Corp.	372,100	14,731,439
	Spectra Energy Corp.	1,292,760	24,717,571
	Total SA - ADR	2,444,500	146,841,115

			847,186,168

Paper & Forest Products - 0.9%	MeadWestvaco Corp.	1,225,500	27,978,165
	Weyerhaeuser Co.	649,600	23,606,464

			51,584,629

Personal Products - 0.5%	Avon Products, Inc.	954,900	30,604,545

Pharmaceuticals - 5.0%	Abbott Laboratories	1,132,200	57,255,354
	Bristol-Myers Squibb Co. (a)	3,620,600	78,929,080
	Johnson & Johnson	1,000,700	59,091,335
	Merck & Co., Inc.	874,000	27,032,820
	Pfizer, Inc.	3,906,068	66,520,338

			288,828,927

Road & Rail - 0.6%	Canadian National Railway Co.	789,200	38,071,008

Semiconductors & Semiconductor Equipment - 0.7%	Intel Corp.	2,130,716	40,717,983

Software - 0.3%	Microsoft Corp.	741,130	20,551,535

Specialty Retail - 0.1%	Home Depot, Inc.	37,628	944,087
	Limited Brands, Inc.	453,800	7,986,880

			8,930,967

Textiles, Apparel & Luxury Goods - 0.7%	VF Corp.	591,500	42,020,160

Tobacco - 2.4%	Altria Group, Inc.	1,146,700	20,766,737
	Lorillard, Inc.	333,100	25,888,532
	Philip Morris International, Inc.	1,935,100	91,646,336

			138,301,605

Water Utilities - 0.5%	American Water Works Co., Inc.	1,534,600	29,111,362

Wireless Telecommunication Services - 0.4%	Vodafone Group Plc - ADR	926,781	20,565,270

	Total Long-Term Investments (Cost - $5,312,722,846) - 89.0%		5,187,859,947

BlackRock Equity Dividend Fund

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (c)(d)	732,977,063	$732,977,063

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.33% (c)(d)(e)	$12,697	12,697,000

	Total Short-Term Securities (Cost - $745,674,063) - 12.8%		745,674,063

	Total Investments Before Options Written (Cost - $6,058,396,909*) - 101.8%		5,933,534,010

	Options Written	Contracts

Exchange-Traded Call Options	Bank of America Corp., expiring 2/20/10 at USD 19	15,750	(732,375)

	Total Options Written (Premiums Received - $1,700,892) - (0.0)%		(732,375)

	Total Investments, Net of Options Written (Cost - $6,056,696,017) - 101.8%		5,932,801,635
	Liabilities in Excess of Other Assets - (1.8)%		(101,549,202)

	Net Assets - 100.0%		$5,831,252,433

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,056,996,279

Gross unrealized appreciation	$208,326,490
Gross unrealized depreciation	(332,521,134)

Net unrealized depreciation	$(124,194,644)

(a)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(b)	Security or a portion of security is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$123,478,818	$369,193
BlackRock Liquidity Series, LLC Money Market Series	$(11,971,750)	$12,563

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of October 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

5,360	S&P 500 EMINI	December 2009	$280,285,656	$(3,441,656)

BlackRock Equity Dividend Fund

Schedule of Investments October 31, 2009 (Unaudited)

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD 4,447,820	USD 4,103,269	State Street Bank & Trust Co.	11/04/09	$7,308
GBP 957,033	USD 1,571,582	State Street Bank & Trust Co.	11/04/09	(921)

Total				$6,387

•	Portfolio Abbreviations:

	ADR	American Depositary Receipts
	CAD	Canadian Dollar
	GBP	British Pound
	USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
Common Stocks:
Aerospace & Defense	$327,087,544
Beverages	77,347,479
Capital Markets	2,115,951
Chemicals	174,410,277
Commercial Banks	342,512,876
Computers & Peripherals	163,367,827
Containers & Packaging	23,890,982
Diversified Financial Services	221,749,019
Diversified Telecommunication Services	220,570,170
Electric Utilities	225,706,254
Electrical Equipment	14,357,070
Energy Equipment & Services	129,143,647
Food & Staples Retailing	61,166,016
Food Products	238,020,207
Gas Utilities	58,746,600

BlackRock Equity Dividend Fund

Schedule of Investments October 31, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

Assets

Hotels, Restaurants & Leisure	$88,513,059
Household Products	223,803,739
Industrial Conglomerates	133,769,592
Insurance	159,635,171
Machinery	166,101,661
Media	5,655,270
Metals & Mining	110,910,672
Multi-Utilities	163,536,440
Oil, Gas & Consumable Fuels	847,186,168
Paper & Forest Products	51,584,629
Personal Products	30,604,545
Pharmaceuticals	288,828,927
Road & Rail	38,071,008
Semiconductors & Semiconductor Equipment	40,717,983
Software	20,551,535
Specialty Retail	8,930,967
Textiles, Apparel & Luxury Goods	42,020,160
Tobacco	138,301,605
Water Utilities	29,111,362
Wireless Telecommunication Services	20,565,270
Short-Term Securities	732,977,063

Total Level 1	5,621,568,745

Level 2
Long-Term Investments
Common Stocks:
Beverages	67,887,011
Metals & Mining	231,381,254
Short-Term Securities	12,697,000

Total Level 2	311,965,265

Total Level 3	—

Total	$5,933,534,010

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	$(4,174,031)
Level 2	$7,308	(921)
Level 3	—	—

Total	$7,308	$(4,174,952)

[1] Other Financial instruments are financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instruments and options are shown at market value.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Equity Dividend Fund

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 18, 2009